Investment Risks - Corgi MANGOS ETF	Sep. 29, 2026
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger percentage of its assets in a smaller number of issuers. An adverse event affecting a single issuer could have a proportionately greater impact on the Fund’s NAV than it would on a diversified fund.
Concentration and Single Issuer Risk
Prospectus [Line Items]
Risk [Text Block]	Concentration and Single Issuer Risk. The Fund invests a significant portion of its assets in six specified issuers and may be particularly sensitive to negative developments affecting any one MANGOS Company, including adverse business results, regulatory actions, reputational events, cybersecurity incidents, or changes in competitive position. Meta, Nvidia, and Google are mega-capitalization companies whose share prices may be especially sensitive to changes in expectations regarding growth, artificial-intelligence investment, and valuation. Anthropic and OpenAI are privately held companies for which substantially less public information is available. SpaceX operates aerospace, satellite communications, artificial-intelligence, and social-media businesses that present distinct operational and regulatory risks. A decline in the value of any MANGOS Company may have a disproportionate negative effect on the Fund's performance and may increase volatility. The Fund will concentrate its investments in the following group of related industries in which the MANGOS Companies operate: artificial-intelligence model development and software; semiconductor design and AI computing infrastructure; interactive media, social networking, and digital advertising; cloud computing; aerospace and launch services; and satellite-based communications and related space technologies. Developments affecting these industries may affect the Fund more than a fund invested across a broader range of unrelated industries.
Meta Platforms, Inc. Investing Risk
Prospectus [Line Items]
Risk [Text Block]	Meta Platforms, Inc. Investing Risk. Meta depends substantially on its ability to attract and retain users, sustain engagement across its platforms, and generate advertising revenue. Changes in user preferences, competition, reduced advertising demand, restrictions imposed by mobile operating systems, unsuccessful products, or substantial spending on artificial intelligence, infrastructure, virtual reality, and related initiatives may adversely affect results. Meta is also exposed to content-moderation, misinformation, child-safety, privacy, cybersecurity, intellectual-property, antitrust, litigation, and regulatory risks in the United States and other jurisdictions.
Anthropic PBC Investing Risk
Prospectus [Line Items]
Risk [Text Block]	Anthropic PBC Investing Risk. Anthropic is a privately held, development-stage artificial-intelligence company operating in a capital-intensive and rapidly evolving market. It requires substantial investment in computing infrastructure, research, and specialized personnel and faces intense competition. Anthropic depends on third parties for cloud infrastructure, compute resources, financing, and commercial distribution. Its models may produce inaccurate, biased, harmful, or unintended outputs or may be misused. Limited public information, transfer restrictions, uncertain valuation, and the absence of a public market heighten the risks of the Fund's exposure.
NVIDIA Corporation Investing Risk
Prospectus [Line Items]
Risk [Text Block]	NVIDIA Corporation Investing Risk. Nvidia faces intense competition, rapid technological change, semiconductor cyclicality, fluctuations in AI-related demand, customer concentration, and potential mismatches between supply and demand. Nvidia depends on third parties to manufacture, assemble, test, and package its products. Export controls, national-security restrictions, tariffs, and geopolitical developments, particularly those affecting Taiwan or China, could restrict Nvidia's sales or supply chain. Product defects, cybersecurity incidents, loss of key personnel, or a decline in expectations regarding AI investment could materially affect Nvidia.
Alphabet Inc. Investing Risk
Prospectus [Line Items]
Risk [Text Block]	Alphabet Inc. Investing Risk. Google derives a substantial portion of its revenue from advertising and depends on continued use of Google Search, YouTube, and its other platforms. Competition from AI-enabled search, changes in user behavior, loss of distribution arrangements, technologies that limit advertising, or unsuccessful investments may adversely affect results. Google is subject to significant antitrust proceedings and potential structural or behavioral remedies, as well as privacy, data-use, content-moderation, cybersecurity, intellectual-property, and other regulatory and litigation risks.
OpenAI Investing Risk
Prospectus [Line Items]
Risk [Text Block]	OpenAI Investing Risk. OpenAI is a privately held artificial-intelligence company requiring substantial capital, computing infrastructure, data, and specialized personnel. Its models may generate inaccurate, biased, misleading, harmful, or infringing outputs or may be misused. OpenAI depends on strategic partners and third-party cloud and hardware providers and is exposed to cybersecurity, privacy, data-sourcing, intellectual-property, governance, model-safety, and emerging AI-regulation risks. Limited public information, organizational complexity, transfer restrictions, uncertain valuation, and the absence of a public market heighten the Fund's exposure.
Space Exploration Technologies Corp. Investing Risk
Prospectus [Line Items]
Risk [Text Block]	Space Exploration Technologies Corp. Investing Risk. SpaceX's launch and spaceflight operations use complex and inherently hazardous technologies. Launch failures, accidents, satellite failures, orbital debris, collisions, spectrum interference, or service disruptions could cause significant losses. SpaceX requires substantial capital, operates in heavily regulated industries, and derives meaningful revenue from government contracts. Through its ownership of xAI and X, it also faces risks involving frontier AI, computing infrastructure, social-media engagement, advertising, content moderation, privacy, cybersecurity, misinformation, intellectual property, and AI regulation. Its limited public trading history, integration risk, related-party transactions, dependence on key personnel, and changing strategic focus may increase volatility.
Newly Public Companies Risk
Prospectus [Line Items]
Risk [Text Block]	Newly Public Companies Risk. SpaceX completed its initial public offering in June 2026. Securities of recently public companies can be more volatile and may have limited trading and operating histories as a public company, smaller public floats, and narrower research coverage, which can increase price swings and trading costs. Shares held by pre-offering investors may become eligible for sale upon the expiration of lock-up arrangements, which may add selling pressure.
AP and Market Maker Dependence Risk
Prospectus [Line Items]
Risk [Text Block]	AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants (“APs”) and market makers to create, redeem, and provide liquidity in Shares. No AP is obligated to engage in creation or redemption transactions. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums or discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.
Premium/Discount to NAV Risk
Prospectus [Line Items]
Risk [Text Block]	Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the portfolio experiences disruptions. Difficulty valuing or hedging the Fund’s private-company exposure, including during disruptions affecting perpetual futures reference markets, may reduce authorized participant or market maker participation, widen bid-ask spreads, and increase premiums or discounts to NAV.
Technology Change, Innovation, and Competitive Dynamics Risk
Prospectus [Line Items]
Risk [Text Block]	Technology Change, Innovation, and Competitive Dynamics Risk. The MANGOS Companies operate in rapidly evolving technology and innovation industries and may face intense competition, rapid product or service obsolescence, frequent changes in technology, standards, and customer preferences, and the need for ongoing research and development. These companies may have business models that depend on successful commercialization of new technologies, timely product launches, and broad adoption. Competitive pressures, platform consolidation, and dependence on key personnel and talent may adversely affect market share, pricing, margins, and growth prospects for the MANGOS Companies.
Antitrust, Regulatory, and Government Scrutiny Risk
Prospectus [Line Items]
Risk [Text Block]	Antitrust, Regulatory, and Government Scrutiny Risk. Meta, Google, Nvidia, Anthropic, OpenAI, and SpaceX (including its xAI and X businesses) are subject to antitrust, competition, or other regulatory scrutiny in the United States and internationally. Regulatory actions, including investigations, enforcement proceedings, consent decrees, structural remedies (such as mandatory divestitures or business separations), fines, or changes in laws or regulations applicable to technology companies, digital advertising, AI, data privacy, content moderation, or space exploration, could materially adversely affect the business, financial condition, competitive position, and valuation of one or more MANGOS Companies.
Derivatives and Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Derivatives and Counterparty Risk. Derivatives, including total return swaps, expose the Fund to counterparty, correlation, liquidity, valuation, collateral and operational risks. A counterparty may fail to perform or become insolvent, and a derivative may perform differently than expected. Private-company swaps are bespoke, bilateral contracts that may lack an active secondary market. Contractual termination rights do not assure immediate cash settlement or an exit at the Fund’s valuation. Counterparty pricing discretion may create conflicts of interest, and unwind prices may be difficult to verify. The Fund expects initially to classify private-company swaps as illiquid but may subsequently classify a swap as highly liquid, moderately liquid or less liquid when supported by current, documented evidence under Rule 22e-4. Illiquid swap asset values count toward the 15% illiquid-investment limit, and classifications are reviewed under the Fund’s liquidity risk management program. Derivatives may increase portfolio turnover and taxable events.
Perpetual Futures Reference Price Risk
Prospectus [Line Items]
Risk [Text Block]	Perpetual Futures Reference Price Risk. The Fund’s private-company swaps may reference perpetual futures prices that differ materially from private-company share values, financing-round valuations, IPO prices, or subsequent listed-share prices. These contracts generally have no stated expiration date, and mechanisms intended to align their prices with the referenced company’s value may not be effective. Limited trading, concentrated participation, and unreliable information may cause volatility, pricing disruptions, or manipulation, including near the swap’s pricing time. Prices may change when Fund shares are not trading. The Fund’s NAV valuation may differ from contractual settlement amounts and does not change the swap’s payment terms. The calculation agent’s discretion in selecting or applying pricing inputs and adjustments may create conflicts of interest and affect the amount payable under the swap.
Perpetual Futures Market and Counterparty Hedging Risk
Prospectus [Line Items]
Risk [Text Block]	Perpetual Futures Market and Counterparty Hedging Risk. The Fund does not itself enter into perpetual futures contracts under this strategy, but its swap counterparties may use them to hedge their obligations. Platform failures, trading interruptions, cybersecurity incidents, regulatory restrictions, funding changes, forced liquidation, or automatic reductions of hedge positions may impair pricing or counterparty performance. A counterparty may decline additional transactions or, where permitted by the swap terms, increase charges or terminate a swap. Replacement exposure may be unavailable, and collateral does not eliminate counterparty risk. Relevant venues may operate outside the United States and may not provide protections comparable to those of U.S.-regulated securities or futures exchanges.
Private-Company Swap Cost Risk
Prospectus [Line Items]
Risk [Text Block]	Private-Company Swap Cost Risk. Private-company swaps may have higher financing and transaction costs than public-company swaps. Interest rates, perpetual futures funding rates, market liquidity, and hedging availability may increase costs. Counterparties may pass through increased hedging costs where permitted by the swap terms. Reducing, terminating, or replacing swaps may involve additional costs, reducing returns and potentially causing the Fund to reduce or forgo exposure.
SPV and Private Investment Risk
Prospectus [Line Items]
Risk [Text Block]	SPV and Private Investment Risk. The Fund may obtain private-company exposure through interests in unaffiliated special purpose vehicles (SPVs). The Fund depends on the SPV sponsor or manager and generally lacks direct shareholder rights in the underlying company. Limited information, conflicts of interest, SPV expenses, liabilities and ownership terms may impair valuation, reduce returns or cause the exposure to differ from direct share ownership. Transfer restrictions, required consents, ownership defects or restrictions on withdrawals and redemptions may delay or prevent an exit or require a sale at a substantial discount. Distributions and liquidity events are uncertain; an IPO does not assure a cash exit, and distributions may consist of restricted securities or other illiquid property. SPV interests initially will be classified as illiquid and included in the Fund’s 15% illiquid-investment limit. Fair values may rely on stale information and significant judgment and differ materially from amounts realized. The Fund could lose some or all of its investment.
Equity Market Risk
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market factors. The Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets.
Foreign Securities and Depositary Receipts Risk
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities and Depositary Receipts Risk. Investments in non-U.S. companies and depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involve risks not typically associated with U.S. investments, including currency fluctuations, political and economic instability, differences in financial reporting standards, less stringent regulatory requirements, and limited availability of public information.
AI and Algorithmic Decision Risk
Prospectus [Line Items]
Risk [Text Block]	AI and Algorithmic Decision Risk. Meta, Anthropic, Nvidia, Google, OpenAI, and SpaceX through xAI each develop, enable, or deploy artificial-intelligence systems and may rely on AI models, automated systems, and algorithmic decision-making to develop products, deliver services, or manage operations. The effectiveness of these tools may depend on the quality, availability, and timeliness of data, and outcomes may be inaccurate, biased, or otherwise flawed. Market expectations regarding AI-driven growth and related compute demand may change rapidly, which may contribute to valuation volatility for issuers with AI-related exposure.
Pre-IPO and Transitional Company Risk
Prospectus [Line Items]
Risk [Text Block]	Pre-IPO and Transitional Company Risk. Anthropic and OpenAI may not become publicly traded on any particular timeline or at all. A public listing may involve valuation uncertainty, volatility, dilution and lock-up or transfer restrictions, and does not automatically make the Fund’s investment liquid. An existing swap may remain linked to a perpetual futures contract after that contract changes its reference to listed shares. Perpetual futures pricing and market risks therefore continue until that exposure is terminated, and its value may diverge from listed-share prices. An IPO does not assure an exit at the Fund’s NAV valuation. SPV interests remain subject to their governing terms and restrictions. The Fund may continue exposure through SPV interests, listed shares or swaps, subject to its strategy and applicable restrictions. Swap settlement or adjustment values may differ materially from IPO prices, the entry value of a replacement swap referencing listed shares, or listed-share purchase prices. Differences in pricing and transaction timing may cause losses, additional costs, or temporary gaps or overlap in exposure during a transition.
Export Controls, Sanctions, and Restricted Market Risk
Prospectus [Line Items]
Risk [Text Block]	Export Controls, Sanctions, and Restricted Market Risk. Nvidia and SpaceX may be subject to export controls, sanctions regimes, national security restrictions, or other limitations on cross-border sales and technology transfer. Changes in sanctions or other restrictions can result in penalties, reputational harm, and reduced investor confidence. In extreme cases, sanctions-related restrictions could result in the Fund being unable to sell an affected investment, potentially resulting in a complete loss.
Cybersecurity, Data Breach, Privacy, and Trust Risk
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity, Data Breach, Privacy, and Trust Risk. Meta, Anthropic, Nvidia, Google, OpenAI, and SpaceX (including xAI and X) face heightened risks of cyberattacks, security breaches, service disruptions, and misuse or unauthorized disclosure of data. Such events may result in operational disruption, regulatory investigations, litigation, remediation expenses, loss of customers, and reputational harm. Heightened regulatory scrutiny of privacy and data-use practices may restrict certain business activities and increase compliance costs.
Key Personnel and Talent Risk
Prospectus [Line Items]
Risk [Text Block]	Key Personnel and Talent Risk. The MANGOS Companies depend on highly skilled personnel, including founder-executives, leading AI researchers, and specialized engineers, and face intense competition to hire and retain qualified employees. The loss of key personnel or difficulty recruiting talent may impair a company's ability to innovate, maintain product quality, or execute its strategy.
Space and Satellite Industry Risk
Prospectus [Line Items]
Risk [Text Block]	Space and Satellite Industry Risk. SpaceX may face risks related to launch failure, deployment delays, regulatory licensing requirements, and the capital-intensive nature of the industry. The space environment presents unique risks, including space debris and collision hazards. SpaceX may have meaningful dependence on government customers and budgets.
Active Management Risk
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. Because the Fund is actively managed, the Fund’s performance depends on the Adviser’s ability to select securities and manage the portfolio effectively. The Adviser’s investment decisions may not produce the intended results. There is no guarantee that the Fund will achieve its investment objective.
Brokerage Commissions and Bid-Ask Spread Risk
Prospectus [Line Items]
Risk [Text Block]	Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions or other charges and may incur the cost of the bid-ask spread in addition to the price of the Shares. Because Shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
New Adviser Risk
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing the Fund’s investment approach or in achieving the Fund’s intended investment objective.
New Fund Risk
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient portfolio management. During this period, the Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher expenses than more seasoned funds.
Cash Creation and Redemption Risk
Prospectus [Line Items]
Risk [Text Block]	Cash Creation and Redemption Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs.
Operational and Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for trading, valuation, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties (including pricing services, custodians, and intermediaries) could impair operations, result in financial loss, or hinder the Fund’s ability to meet its objective.
Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]	Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid-capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.
Liquidity and Valuation Risk
Prospectus [Line Items]
Risk [Text Block]	Liquidity and Valuation Risk. Some investments may be difficult to value or sell at favorable prices, particularly during market stress. When market quotations are unavailable or unreliable, fair-value estimates may differ from amounts realized on sale. Disruptions affecting private-company swaps or SPV interests may prevent the Fund from adjusting those positions as it processes creations and redemptions. Creations may dilute exposure to an affected company, while redemptions funded from liquid holdings may increase the proportion of private-company or illiquid investments remaining in the portfolio. These effects may cause allocation deviations and increase costs or risks for remaining shareholders. Replacement exposure may be unavailable or available only on unfavorable terms.
Limited Shareholder Rights Risk
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings, and the Board can take certain actions without a shareholder vote (including, in some cases, liquidating the Fund). These provisions can make it harder, more expensive, or slower for shareholders to bring claims or to influence how the Trust or the Fund is run, including because certain claims (other than claims arising under the federal securities laws) may be subject to a waiver of the right to a jury trial.
Emerging Market Issuers Risk
Prospectus [Line Items]
Risk [Text Block]	Emerging Market Issuers Risk. Certain countries in which the Fund's portfolio companies are headquartered or have significant operations may be classified as emerging markets. Investments with exposure to emerging markets involve risks including political and economic instability, less developed regulatory frameworks, currency volatility, and reduced liquidity.
Semiconductor, Capital Equipment, and Capex Cyclicality Risk
Prospectus [Line Items]
Risk [Text Block]	Semiconductor, Capital Equipment, and Capex Cyclicality Risk. Nvidia is exposed to semiconductor markets that can be cyclical and sensitive to end-demand, inventory cycles, and customer capital spending. Pricing pressure, order cancellations, and rapid technology shifts may adversely affect revenues and margins. These industries may also face heightened sensitivity to export controls and geopolitical developments.
Supply Chain, Manufacturing, and Component Dependency Risk
Prospectus [Line Items]
Risk [Text Block]	Supply Chain, Manufacturing, and Component Dependency Risk. Nvidia and SpaceX, and to a lesser extent Meta and Google through their hardware and data-center operations, depend on complex global supply chains, specialized components, and critical suppliers. Supply constraints, geopolitical disruptions, tariffs, and single-source dependencies may delay production, increase costs, and adversely affect revenues and profitability.